FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Finance Lease Obligations

	December 31,	December 31,
	2020	2019
Not later than one year	$213	$716
Later than one year and not later than five years	301	444
Later than five years	-	28
Less: Future interest charges	(28)	(54)
Present value of lease payments	486	1,134
Less: current portion	(208)	(692)
Non-current portion	$278	$442